SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                             DWS Small Cap Core Fund

Effective until June 1, 2008, the following information replaces similar disclosure in "The portfolio managers" section of the prospectuses:

The following people handle the day-to-day management of DWS Small Cap Core
Fund:

  Robert Wang                               Julie Abbett
  Managing Director of Deutsche Asset       Director of Deutsche Asset
  Management and Portfolio Manager of       Management and Portfolio Manager of
  the fund.                                 the fund.
  o  Joined Deutsche Asset Management in    o  Senior portfolio manager for
     1995 as portfolio manager for asset       Global Quantitative Equity: New
     allocation after 13 years of              York.
     experience trading fixed income and    o  Joined Deutsche Asset Management
     derivative securities at J.P.             in 2000 after four years of
     Morgan.                                   combined experience as a
  o  Senior portfolio manager for Multi        consultant with equity trading
     Asset Class Quantitative                  services for BARRA, Inc. and a
     Strategies: New York.                     product developer for FactSet
  o  Joined the fund in 2003.                  Research.
  o  BS, The Wharton School, University     o  Joined the fund in 2005.
     of Pennsylvania.                       o  BA, University of Connecticut.

  Jin Chen, CFA
  Director of Deutsche Asset Management
  and Portfolio Manager of the fund.
  o  Senior portfolio manager for Global
     Strategies: New York.
  o Joined Deutsche Asset Management in 1999; prior to that, served as portfolio manager for Absolute Return Strategies and as a fundamental equity analyst and portfolio manager for Thomas White Asset Management.
  o  Joined the fund in 2005.
  o  BS, Nanjing University; MS, Michigan State University.


               Please Retain This Supplement for Future Reference



                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

March 6, 2008
DSCCF-3601